Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2017 and 2016 are as follows:

December 31 (millions of dollars)	2017 Carrying Value	2017 Fair Value	2016 Carrying Value	2016 Fair Value
$50 million of MTN Series 33 notes	49	49	50	50
$500 million MTN Series 37 notes	492	492	498	498
Other notes and debentures	9,526	11,027	10,132	11,462
Long-term debt, including current portion	10,067	11,568	10,680	12,010

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2017 and 2016 is as follows:

December 31, 2017 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Bank indebtedness	3	3	3	—	—
Short-term notes payable	926	926	926	—	—
Long-term debt, including current portion	10,067	11,568	—	11,568	—
Derivative instruments
Fair value hedges – interest-rate swaps	9	9	9	—	—
	11,005	12,506	938	11,568	—

December 31, 2016 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	48	48	48	—	—
	48	48	48	—	—
Liabilities:
Short-term notes payable	469	469	469	—	—
Long-term debt, including current portion	10,680	12,010	—	12,010	—
Derivative instruments
Fair value hedges – interest-rate swaps	2	2	2	—	—
	11,151	12,481	471	12,010	—